Basis for preparation, consolidation and accounting policies - Impact of Adoption of IFRS 16 on Impact on consolidated statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Interest paid	$ (28,266)	$ (27,699)	$ (30,402)
Net cash and cash equivalents provided by operating activities	47,065	346,260	212,582
Payments of lease liabilities	(7,596)	0	0
Net cash and cash equivalents provided by (used in) financing activities	(100,618)	$ (74,052)	$ 59,575
IFRS 16 [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Short-term and low-value lease payments	(24,175)
Net cash and cash equivalents provided by operating activities	(24,175)
Payments of lease liabilities	(7,596)
Net cash and cash equivalents provided by (used in) financing activities	(7,596)
Minera Yanacocha SRL and subsidiary [Member] | IFRS 16 [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Short-term and low-value lease payments	(270)
Interest paid	(26)
Net cash and cash equivalents provided by operating activities	$ (296)